Direxion Monthly 7-10 Year Treasury Bear 1_75X Fund Investment Strategy - Direxion Monthly 7-10 Year Treasury Bear 1_75X Fund	Aug. 31, 2025
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategy
Strategy Narrative [Text Block]	The Index is a market value weighted index that includes publicly issued U.S. Treasury securities that have a remaining maturity of greater than or equal to seven years and less than ten years. Eligible securities must be fixed rate, denominated in U.S. dollars, and have $300 million or more of outstanding face value, excluding amounts held by the Federal Reserve. Securities excluded from the Index are inflation-linked securities, Treasury bills, cash management bills, any government agency debt issued with or without a government guarantee and zero-coupon issues that have been stripped from coupon-paying bonds. The Index is not adjusted for securities that may become eligible or ineligible for inclusion in the Index intra-month. The Index is reconstituted and rebalanced on the last business day of each month. The Index was comprised of 14 constituents as of October 31, 2025.The Fund, under normal circumstances, invests at least 80% of the Fund’s net assets (plus borrowing for investment purposes) in financial instruments, including swap agreements, futures contracts, or short positions, that, in combination, provide 1.75X calendar month inverse (opposite) or short exposure to the Index or to exchange-traded funds ("ETFs") that track the Index, consistent with the Fund’s investment objective. The financial instruments in which the Fund most commonly invests are swap agreements and futures agreements which are intended to produce economically inverse leveraged investment results.The Fund is designed to lose money when the Index rises, which is a result that is the opposite from traditional index tracking funds. In order to achieve its monthly inverse investment objective, the Fund may invest in a combination of financial instruments, such as swaps that provide short exposure to the Index or to an ETF that tracks the same Index or a substantially similar index, short securities of the Index or short an ETF that tracks the same Index or a substantially similar index, or short futures contracts that provide short exposure to the Index. The Fund may gain inverse leveraged exposure utilizing financial instruments that provide short exposure to a representative sample of the securities in the Index that have aggregate characteristics similar to those of the Index. The Fund invests in derivatives as a substitute for directly shorting securities in order to gain inverse leveraged exposure to the Index or its components. On a day-to-day basis, the Fund is expected to hold money market funds, deposit accounts with institutions with high quality credit ratings, and/or short-term debt instruments that have terms-to-maturity of less than 397 days and exhibit high quality credit profiles, including U.S. government securities and repurchase agreements. The Fund seeks to remain fully invested at all times consistent with its stated inverse leveraged investment objective. Because a significant portion of the assets of the Fund may come from investors using “asset allocation” and “market timing” investment strategies, the Fund may engage in frequent trading. The Fund is “non-diversified,” meaning that a relatively high percentage of its assets may be invested in a limited number of issuers of securities. Additionally, the Fund’s investment objective is not a fundamental policy and may be changed by the Fund’s Board of Trustees without shareholder approval.